Stock-Based Compensation - Schedule of Classification of Stock Options Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Classification of Stock Options Expenses [Line items]
Total stock-based compensation	$ 358	$ 637	$ 1,019	$ 2,219
Cost of revenue [Member]
Schedule of Classification of Stock Options Expenses [Line items]
Total stock-based compensation	25	44	62	132
Research and development [Member]
Schedule of Classification of Stock Options Expenses [Line items]
Total stock-based compensation	67	210	296	651
Sales and marketing [Member]
Schedule of Classification of Stock Options Expenses [Line items]
Total stock-based compensation	47	194	131	684
General and administrative [Member]
Schedule of Classification of Stock Options Expenses [Line items]
Total stock-based compensation	$ 219	$ 189	$ 530	$ 752